Supplemental Disclosures to Condensed Consolidated Statements of Cash Flows - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental disclosure of cash flow information
Interest paid	$ 14,332		$ 36,984		$ 60,355	$ 35,910
Income taxes paid	6,172		12,334		29,761	17,403
Supplemental disclosure of non-cash operating, investing, and financing activities:
Purchase of property and equipment accrued and not yet paid	3,461		1,606		2,147	1,331
Increase in lease assets in exchange for lease liabilities:
Operating leases	2,450		5,575	$ 6,748
Finance leases	$ 3,461		$ 4,673	5,988
Predecessor [Member]
Supplemental disclosure of cash flow information
Interest paid		$ 15,005		32,332
Income taxes paid		4,454		14,579
Supplemental disclosure of non-cash operating, investing, and financing activities:
Purchase of property and equipment accrued and not yet paid		3,038		$ 2,434
Increase in lease assets in exchange for lease liabilities:
Operating leases		2,455			6,949	12,400
Finance leases		$ 1,611			$ 11,049	$ 19,878